Related party transactions - Financing (Details) - EUR (€)	8 Months Ended	12 Months Ended
	Aug. 19, 2009	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 28, 2013
Balances
Accounts Payables		€ 153,781,000	€ 147,349,000
Transactions
Interest rate on borrowings (as a percent)		1.21%	4.19%	4.64%
Outstanding borrowings		€ 6,152,034,000	€ 6,678,407,000
Bonds
Transactions
Outstanding borrowings		3,700,446,000	3,810,483,000
Fresenius SE (largest shareholder)
Transactions
Proceeds from short-term debt from related parties		€ 185,900,000	€ 6,000,000
Interest rate on borrowings (as a percent)		0.825%	0.825%
Fresenius SE (largest shareholder) | Short-term financing
Balances
Accounts Receivable		€ 80,228,000	€ 91,026,000
Accounts Payables		32,454,000	76,159,000
General Partner
Balances
Accounts Receivable		176,000	246,000
Accounts Payables		€ 47,205,000	€ 23,020,000
General Partner | Unsecured debt - originated in 2009
Transactions
Proceeds from short-term debt from related parties	€ 1,500,000
Interest rate on borrowings (as a percent)	1.335%	0.825%
General Partner | Unsecured debt - originated in 2013
Transactions
Proceeds from short-term debt from related parties	€ 1,500,000
Interest rate on borrowings (as a percent)		1.10%			1.875%
Equity method investees
Transactions
After tax gain on sale of marketing rights				€ 10,058,000
Equity method investees | Unsecured Term Loan Receivable
Transactions
Funds provided for loans receivable from related parties				€ 71,928,000
Subsidiary of Fresenius SE | Bonds
Transactions
Interest rate on borrowings (as a percent)		5.25%	5.25%
Outstanding borrowings		€ 6,000,000	€ 6,000,000